Segment disclosure - Non-current assets located in different jurisdictions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment disclosure
Total non-current assets	$ 1,246,424	$ 1,230,981
Australia
Segment disclosure
Total non-current assets	572,988	587,208
United States
Segment disclosure
Total non-current assets	200,457	172,902
Canada
Segment disclosure
Total non-current assets	151,800	125,546
South Africa
Segment disclosure
Total non-current assets	131,345	135,722
Peru
Segment disclosure
Total non-current assets	95,620	116,974
Colombia
Segment disclosure
Total non-current assets	48,577	50,718
Chile
Segment disclosure
Total non-current assets	20,172	14,900
Mongolia
Segment disclosure
Total non-current assets	19,315	20,861
Other
Segment disclosure
Total non-current assets	$ 6,150	$ 6,150